Bank credit lines, loan facilities and notes (Tables)	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company had the following debt outstanding as of March 31, 2026 and December 31, 2025:

		Interest rate as of		Principal amount
	Maturity Date	March 31, 2026	December 31, 2025	March 31, 2026	December 31, 2025
				(in thousands)
Senior Secured Term Loan	July 2028	5.700%	5.672%	$909,248	$916,688
Senior Secured Notes (the "2026 Notes")	July 2026	2.875%	2.875%	500,000	500,000
Senior Secured Notes (the "2027 Notes")*	May 2027	5.809%	5.809%	750,000	750,000
Senior Secured Notes (the "2029 Notes")*	May 2029	5.849%	5.849%	750,000	750,000
Senior Secured Notes (the "2034 Notes")*	May 2034	6.000%	6.000%	500,000	500,000
Total debt				3,409,248	3,416,688
Less current portion of debt				(529,762)	(529,762)
Total long-term debt				2,879,486	2,886,926
Less debt issuance costs and debt discount				(12,791)	(14,310)
Total long-term debt, net				$2,866,695	$2,872,616
*Issued May 8, 2024
During the quarter ended March 31, 2026, the Company drew down $nil (year ended December 31, 2025: $50.0 million) of the senior secured revolving loan facility and repaid $nil (year ended December 31, 2025: $50.0 million) as shown below. As at March 31, 2026, $nil (December 31, 2025: $nil) was drawn under the senior secured revolving loan facility.

	Drawdown	Repayment	Closing Balance
(in thousands)
Quarter 1, 2025	$50,000	$(50,000)	$—
Quarter 2, 2025	—	—	—
Quarter 3, 2025	—	—	—
Quarter 4, 2025	—	—	—
Total drawdown / (repayment) in 2025	50,000	(50,000)	—
Quarter 1, 2026	—	—	—
Total drawdown / (repayment) in 2026	$—	$—	$—

Schedule of Contractual Maturities of Debt
As of March 31, 2026, the contractual maturities of the Company's debt obligations were as follows:

Contractual maturities of debt	(in thousands)
2026 (remaining)	$522,322
2027	779,762
2028	857,164
2029	750,000
2030 and thereafter	500,000
Total	$3,409,248

Schedule of Principal Payments on Debt Instrument
Principal repayments on the senior secured term loan, comprising mandatory repayments, during the three months ended March 31, 2026 and year ended December 31, 2025 were as follows:

Principal repayments	(in thousands)
Quarter 1, 2025	$(7,440)
Quarter 2, 2025	(7,441)
Quarter 3, 2025	(7,440)
Quarter 4, 2025	(7,441)
Total repayments in 2025	$(29,762)
Quarter 1, 2026	(7,440)
Total repayments in 2026	$(7,440)